CONVERTIBLE DEBENTURE (Details Narrative)											3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 19, 2025 CAD ($)	Jul. 28, 2025 shares	Apr. 28, 2025 USD ($) $ / shares	Apr. 28, 2025 CAD ($)	Feb. 25, 2025 $ / shares shares	Jan. 09, 2025 USD ($) $ / shares	Jan. 09, 2025 CAD ($)	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 20, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 19, 2025 CAD ($) $ / shares shares	Dec. 18, 2025 $ / shares shares	Dec. 18, 2025 $ / shares shares	Nov. 10, 2025 $ / shares	Nov. 10, 2025 $ / shares	Nov. 06, 2025 $ / shares shares	Nov. 06, 2025 $ / shares shares	Jul. 11, 2025 $ / shares shares	Jul. 11, 2025 $ / shares shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Feb. 25, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 26, 2024 $ / shares	Jun. 20, 2024 CAD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 05, 2020
Subsidiary, Sale of Stock [Line Items]
Convertible debenture | $												$ 1,832,770																				$ 4,905,334
Unsecured convertible debenture | $												$ 70,449	$ 68,080																		$ 64,936
Interest rate												5.00%	5.00%																				3.75%
Proceeds from issuance of common stock				$ 7,929,900	$ 11,000,000		$ 13,947,001	$ 20,000,000
Share price | (per share)				$ 8.64			$ 29.55															$ 6.946	$ 9.50	$ 12.00			$ 42.39
Warrants, Exercise Price | (per share)				$ 8.80			$ 36.81				$ 13.15	$ 15.96 [1]	$ 28.86 [2]	$ 21.87								8.409	11.50	$ 12.00	$ 41.50		$ 52.92	$ 18.90	$ 22.54
Stock Issued During Period, Value, Restricted Stock Award, Gross | $											$ 284,417		$ 2,111,166
Interest rate												5.00%	5.00%
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion share issued			3,704
Commercial Agreements [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock issued									37,037	37,037
Restricted stock vested									370	370
Stock Issued During Period, Value, Restricted Stock Award, Gross									$ 69,560	$ 100,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | (per share)																						8.26	11.50
Warrants, Exercise Price | (per share)																$ 5.11	$ 7.00			$ 5.11	$ 7.00	$ 8.26	$ 11.50
Warrants, Quantity																434,764	434,764			1,236,667	1,236,667	503,882	503,882
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock									$ 10,434,000	$ 15,000,000
Share price | (per share)									$ 18.78																					$ 27.00
Conversion price | (per share)									22.54																					32.40
Warrants, Exercise Price | (per share)						$ 36.81			104.24																	$ 52.92				149.85
Debt conversion share issued						510,370
Convertible Debt [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, Exercise Price | (per share)									$ 28.17																					$ 40.50
Debt conversion share issued						257,312
Convertible Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible debenture | $												$ 1,832,770
Gross proceeds from offering | $												$ 1,934,170
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible debenture | $									$ 10,000,000
Warrants, Exercise Price | (per share)																		$ 5.11	$ 7.00
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, Exercise Price | (per share)	$ 5.11														$ 7.00
Warrants, Quantity	164														164
Maturity date	Dec. 18, 2028														Dec. 18, 2028
Private Placement [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Unsecured convertible debenture									$ 696																					$ 1,000
Interest rate									10.00%																					10.00%
Private Placement [Member] | Convertible Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion price | (per share)	$ 2.22														$ 3.04
Gross proceeds from offering	$ 1,923,566	$ 2,651,000
Gross proceeds in cash	1,752,324	$ 2,415,000
Debentures principal amount	$ 730														$ 1,000
Maturity date	Dec. 18, 2027	Dec. 18, 2027
Interest rate	15.00%														15.00%

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.